SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - CIK 0001844840 Artisan Acquisition Corp	11 Months Ended
Dec. 31, 2021
Schedule of Class A ordinary shares subject to possible redemption

As of December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$339,342,350
Less:
Proceeds allocated to Public Warrants	(9,275,358)
Issuance costs allocated to Class A ordinary shares	(18,701,823)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption	27,977,181
Class A ordinary shares subject to possible redemption	$339,342,350

Reconciliation of net loss per common share

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period from February 2, 2021
	(Inception) Through December 31, 2021
	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(2,337,177)	$(970,244)
Denominator:
Basic and diluted weighted average shares outstanding	23,119,071	9,597,539
Basic and diluted net loss per share	$(0.10)	$(0.10)